Note 8 - Derivative Liability on Warrants (Details) - Warrant Input Assumptions (Warrant [Member], USD $)	3 Months Ended
Mar. 31, 2015
Warrant [Member]
Note 8 - Derivative Liability on Warrants (Details) - Warrant Input Assumptions [Line Items]
Estimated fair value (in Dollars)	$ 6.77
Expected life (years)	5 years 186 days
Risk free interest rate	1.65%
Volatility	146.11%